Loans and financings - Analysis by currency (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Loans and financings
Current	$ 146,002	$ 33,149
Non-current	1,878,312	1,475,408
Total	2,024,314	1,508,557	$ 1,424,867
USD
Loans and financings
Current	71,185
Non-current	1,498,757
Total	1,569,942	1,389,462
BRL
Loans and financings
Current	74,034
Non-current	377,600
Total	451,634	$ 119,095
Other
Loans and financings
Current	783
Non-current	1,955
Total	$ 2,738